Reverse Take-over and Related Transactions - Consideration Paid and the Allocation to the Net Assets Acquired (Details) - USD ($) $ in Thousands			12 Months Ended
		May 27, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Transaction costs		$ 1,102
Total consideration transferred in relation to asset acquisition		23,947
Cash consideration retained to pay withholding taxes payable		2,241
Debt host
Disclosure of classes of share capital [line items]
Deferred payment liability		8,680
Conversion option
Disclosure of classes of share capital [line items]
Deferred payment liability		$ 1,320
Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares)		14,777,778	1,477,777 [1]
Bonikro Gold Stream
Disclosure of classes of share capital [line items]
Cash		$ 0
Transaction costs		0
Total consideration transferred in relation to asset acquisition		38,160
Cash		3,149
Royalty, stream and other interests		35,011
Assets acquired and liabilities assumed		38,160
Bonikro Gold Stream | Debt host
Disclosure of classes of share capital [line items]
Deferred payment liability		0
Bonikro Gold Stream | Conversion option
Disclosure of classes of share capital [line items]
Deferred payment liability		0
Bonikro Gold Stream | Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares)	[1]		6,873,844
Bonikro Gold Stream | Orion Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration		38,160
Bonikro Gold Stream | Yamana Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration		0
Yamana Portfolio
Disclosure of classes of share capital [line items]
Cash		10,000
Transaction costs		177
Total consideration transferred in relation to asset acquisition		57,963
Cash		0
Royalty, stream and other interests		57,963
Assets acquired and liabilities assumed		57,963
Yamana Portfolio | Debt host
Disclosure of classes of share capital [line items]
Deferred payment liability		8,680
Yamana Portfolio | Conversion option
Disclosure of classes of share capital [line items]
Deferred payment liability		1,320
Yamana Portfolio | Orion Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration		0
Yamana Portfolio | Yamana Group
Disclosure of classes of share capital [line items]
Common shares issued as consideration		$ 37,786
Yamana Group | Common shares
Disclosure of classes of share capital [line items]
Issuance of shares - Acquisitions (in shares)	[1]		6,650,000

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2020 for purposes of these consolidated financial statements.